Share-Based Payment Arrangements - Summary of Reconciliation of Outstanding Share Options (Details) - Share options (Note 18) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of Share Options
Number of share options outstanding - beginning of period (in shares) | shares	41,315	48,592	54,937
Granted (in shares) | $	6,198
Exercised (in shares) | shares	(24,888)	(7,122)	(2,446)
Canceled and forfeited (in shares) | shares	(403)	(155)	(3,899)
Number of share options outstanding - end of period (in shares) | shares	22,222	41,315	48,592	54,937
Weighted average exercise price per share
Beginning balance - weighted average exercise price per share (in USD per share)	$ 2.24	$ 2.17	$ 2.22
Granted - weighted average exercise price per share (in USD per share)	4.59
Exercised - weighted average exercise price per share (in USD per share)	2.51	1.80	1.55
Cancelled and forfeited - weighted average exercise price per share (in USD per share)	2.24	2.08	3.29
Ending balance - weighted average exercise price per share (in USD per share)	$ 2.59	$ 2.24	$ 2.17	$ 2.22
Weighted-average remaining contractual life
Weighted-average remaining contractual life (in years)	4 years 6 months	4 years 8 months 12 days	5 years 8 months 12 days	7 years 2 months 12 days
Exercisable - Number of share options (in shares) | shares	16,018	39,940
Exercisable - Weighted average exercise price per share (in USD per share)	$ 1.82	$ 2.25